Offerings - Offering: 1	Aug. 11, 2026 USD ($)
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share
Maximum Aggregate Offering Price	$ 750,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 103,575.00
Offering Note	Calculated in accordance with Rules 427(o) and 457(r) under the Securities Act of 1933, as amended (the "Securities Act"). Payment of the registration fee at the time of filing of the registrant's Registration Statement on Form S-3 (File No. 333-282809) on December 24, 2024 was deferred pursuant to Rules 456(b) and 457(r) under the Securities Act and is paid herewith.